Summary of Significant Accounting Policies - Investments (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Held-to-maturity Securities [Line Items]
Short-term investments	$ 33,105,000	$ 14,622,000	$ 9,030,000
Debt securities, held-to-maturity, restricted	9,600,000	9,500,000
Long-term investments	24,641,000	44,604,000	0
Cash and Fixed Income Securities
Schedule of Held-to-maturity Securities [Line Items]
Short-term investments	33,100,000	14,600,000	9,000,000
Fixed Income Securities
Schedule of Held-to-maturity Securities [Line Items]
Short-term investments	23,500,000	5,100,000	0
Long-term investments	$ 24,600,000	$ 44,600,000	$ 0